Repurchase of Shares	12 Months Ended
Dec. 31, 2011
Repurchase of Shares
Repurchase of Shares

9. Repurchase of Shares

In 2008, the Company’s board of directors approved two share repurchase programs. Under those programs, the Company was authorized, but not obligated, to repurchase within one year its own American Depositary Shares (“ADSs”) with an aggregate value of up to $40 million. In 2009, the Company repurchased a total of 277,174 ADSs for $1,874,085, which were retired by December 31, 2009. The excess of $1,873,808 of purchase price over par value was allocated between additional paid-in capital and retained earnings of $1,048,703 and $825,105, respectively.

In 2011, the Company’s board of directors approved a share repurchase program. Under the program, the Company was authorized, but not obligated, to repurchase within one year its own ADSs with an aggregate value of up to $50 million. As of December 31, 2011, the Company has repurchased a total of 2,399,000 ADSs for $20,071,589. The excess of $20,069,191 of purchase price over par value was allocated between additional paid in capital and retained earnings of $8,915,855 and $11,153,336, respectively.

In 2011, CRIC’s board of directors approved a share repurchase program. Under the program, CRIC was authorized, but not obligated, to repurchase within one year its own ADSs with an aggregate value of up to $50 million. As of December 31, 2011, CRIC had repurchased a total of 4,206,600 ADSs for $29,862,792. The purchase price was allocated between additional paid-in capital, retained earnings and non-controlling interest of $120,820, $166,092 and $29,575,880, respectively.

The portion of the excess allocated to additional paid-in capital was limited to the pro rata portion of capital surplus from stock issuance.